Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended						6 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Mar. 21, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 14, 2014	May 17, 2013	Jun. 15, 2013 Mr. Kochansk [Member]	Dec. 31, 2013 Mr. Kochansk [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Research and Development Expense [Member]	Dec. 31, 2013 Shareholders Equity [Member]	Mar. 31, 2011 Right Offering [Member]	Dec. 31, 2013 Right Offering [Member]	Dec. 31, 2012 Class D Warrant [Member]	Dec. 31, 2013 Class D Warrant Lambda [Member]	Dec. 31, 2013 Shareholder Rights Offering Warrant [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrant [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Jun. 30, 2014 Employee Stock Option [Member] Selling, General and Administrative Expenses [Member]	Jun. 30, 2013 Employee Stock Option [Member] Selling, General and Administrative Expenses [Member]	Jun. 30, 2014 Employee Stock Option [Member] Research and Development Expense [Member]	Jun. 30, 2013 Employee Stock Option [Member] Research and Development Expense [Member]	Dec. 31, 2013 CEO Stock Options [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2013 2000 Plan [Member]	Dec. 31, 2013 2000 Plan [Member] Employee Stock Option [Member]	Dec. 31, 2012 2000 Plan [Member] Employee Stock Option [Member]	Dec. 31, 2013 2000 Plan [Member] Non Employee Stock Options [Member]	Dec. 31, 2012 2000 Plan [Member] Non Employee Stock Options [Member]	Dec. 31, 2013 2004 Plan [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2013 2004 Plan [Member] Employee Stock Option [Member]	Dec. 31, 2012 2004 Plan [Member] Employee Stock Option [Member]	Dec. 31, 2013 2004 Plan [Member] Non Employee Stock Options [Member]	Dec. 31, 2012 2004 Plan [Member] Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance																										106,538					4,500,000
Options outstanding				2,410,134	2,294,714																						2,003	7,230	831	2,053			1,360,059	1,316,628	715,692	637,253
Shares available for future grants																															2,407,318	19,904
Shares issued																								331,550
Stock options life					10 years
Share-based compensation expense		$ 224,000	$ 206,000	$ 418,000	$ 443,000
Stock based compensation expense per share				0.03	0.04
Fair value of options vested				519,000	506,000
Shares, Options granted		302,519		237,315	1,547,550				90,945										25,000						398,227
Weighted-average fair value of options granted				$ 0.56	$ 1.03																				$ 0.73
Intrinsic value of options outstanding				0	793,000
Intrinsic value of options vested or expected to vest				0	768,000
Weighted-average remaining contractual life of options vested or expected to vest				8 years 1 month 6 days	8 years 10 months 24 days
Unrecognized compensation cost related to non-vested options		674,000		727,000
Weighted average remaining requisite service period for unrecognized compensation cost		2 years 1 month 6 days		2 years 3 months 18 days
Shares purchased through warrant																8,806,575
Proceeds from Issuance of Warrants															65,000
Warrants Exercised		70,147		2,254,500	23,720,667								14,879,708		161,708		104,206	1,096,313
Common stock, shares issued		3,238											687,793
Outstanding warrants exercised															352,034
Proceeds from the exercise of warrants		2,000		248,000	503,000												42,000	438,000
Warrants Exercised Under Cashless Exercise Provision															190,326
Proceeds from Issuance of Common Stock	2,100,000	2,013,000	2,771,000	2,771,000	0								206,000
Incremental Fair Value Of Inducement														14,000
Options Expired																											5,227		1,222
Options Expired Date																											Mar. 15, 2014		Mar. 15, 2014
Noncash stock-based compensation		227,000	248,000	575,000	443,000					109,000	48,000									212,000	190,000	12,000	16,000
Share-based Compensation, Total		3,000																							157,000
Employee service share-based compensation, non vested awards, total compensation cost not yet recognized, share-based awards other than options				4,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable																Mar. 10, 2017
Accrued Compensation Current				0	77,000
Options forfeited or expired				(121,895)				90,945
Additional shares not issued results of warrants exercised				374
Exercise Price		$ 0.30		$ 0.45	$ 0.45	$ 0.30	$ 0.60					$ 0.40	$ 0.30
Expected recognition of unrecognized compensation costs due in current year		28.00%
Expected recognition of unrecognized compensation costs due in one year		55.00%
Expected recognition of unrecognized compensation costs due in two years		15.00%
Expected recognition of unrecognized compensation costs due in three years		2.00%
Stock Granted, Value, Share-based Compensation, Gross		$ 127,000